Commitments (Narrative) (Details) $ in Millions	Dec. 31, 2025 USD ($)
Manitoba [Member]
Statements [Line Items]
Capital commitments	$ 18.6
Manitoba [Member] | Amounts which can be terminated [Member]
Statements [Line Items]
Capital commitments	18.4
British Columbia [Member]
Statements [Line Items]
Capital commitments	10.5
British Columbia [Member] | Amounts which can be terminated [Member]
Statements [Line Items]
Capital commitments	0.0
Peru [Member] | Amounts which can be terminated [Member]
Statements [Line Items]
Capital commitments	25.7
Copper World Complex in Arizona [Member]
Statements [Line Items]
Capital commitments	123.4
Copper World Complex in Arizona [Member] | Amounts which can be terminated [Member]
Statements [Line Items]
Capital commitments	$ 121.2